Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 1,350,759	$ 784,495
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	894,202	348,717
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	134,992	155,412
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	183,343	150,832
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	78,865	86,599
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 59,357	$ 42,935